Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information
VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Statements of Income and Comprehensive Income
(All amounts in thousands)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(z)
General and administrative expenses	(694,847)	(31,240)	(12,625)	(1,935)
Other operating income	36,087	39,385	81,989	12,567

(Loss) income from operations	(658,760)	8,145	69,364	10,632
Interest expenses	(57,293)	(9,062)	—	—
Share of income (loss) of an equity method investee	1,642	(6,163)	(4,200)	(644)
Impairment loss on an equity method investee	—	—	(38,115)	(5,841)

Equity income of subsidiaries	2,843,198	4,023,912	5,879,908	901,135

Net income	2,128,787	4,016,832	5,906,957	905,282
Other comprehensive loss:
Foreign currency translation, net of tax of nil	(7,083)	(25,773)	(2,298)	(353)

Comprehensive income attributable to Vipshop Holdings Limited’s shareholders	2,121,704	3,991,059	5,904,659	904,929

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Balance Sheets
(All amounts in thousands, except for share and per share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 2(z)
ASSETS
Cash and cash equivalents	44	62	10
Investment in an equity method investee	42,315	—	—
Investment in subsidiaries	16,643,391	23,358,829	3,579,897
Amount due from subsidiaries	5,146,414	5,278,056	808,897

TOTAL ASSETS	21,832,164	28,636,947	4,388,804

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	5,008	108,839	16,680
Deferred income	—	30,374	4,655

Total liabilities	5,008	139,213	21,335

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 117,584,362 and 119,223,484 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	76	77	12
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 16,510,358 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	11	11	2
Additional paid-in capital	9,959,497	10,816,185	1,657,653
Retained earnings	11,924,228	17,740,415	2,718,838
Accumulated other comprehensive loss	(56,656)	(58,954)	(9,036)

Total shareholders’ equity	21,827,156	28,497,734	4,367,469

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,832,164	28,636,947	4,388,804

VIPSHOP HOLDINGS LIMITED
Schedule I— Condensed Financial Information of the Parent Company
STATEMENTS OF CASH FLOWS
(All amounts in thousands)

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(z)
Cash flow from operating activities:
Net income	2,128,787	4,016,832	5,906,957	905,282
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(2,843,198)	(4,023,912)	(5,879,908)	(901,135)
Share of results of an equity method investee	(1,642)	6,163	4,200	644
Impairment loss on an equity method investee	—	—	38,115	5,841
Share based compensation expenses	671,210	—	—	—
Changes in operating assets and liabilities:
Investment in subsidiaries	176,370	—	—	—
Accrued expenses and other current liabilities	(10,115)	(5,885)	107,631	16,494
Deferred income	—	—	30,374	4,655

Net cash generated from (used in) operating activities	121,412	(6,802)	207,369	31,781

Cash flows from investing activities:
(Loan to) repayment from subsidiaries	(452,366)	4,227,181	(208,250)	(31,915)

Net cash (used in) provided by investing activities	(452,366)	4,227,181	(208,250)	(31,915)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	3,947	297	895	137
Redemption of convertible senior notes	—	(4,220,841)	—	—

Net cash provided by (used in) financing activities	3,947	(4,220,544)	895	137

Effect of exchange rate changes on cash and cash equivalents	(95)	(3)	4	1

Net (decrease) increase in cash and cash equivalents	(327,102)	(168)	18	4
Cash and cash equivalents at beginning of the period	327,314	212	44	6

Cash and cash equivalents at end of the period	212	44	62	10

Schedule I has been provided pursuant to the requirement of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.
As of December 31, 2020, RMB8,077,638 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets to the Parent Company in the form of loans and advances or cash dividends.
During each of the three years in the period ended December 31, 2020, no cash dividend was declared and paid by the Parent Company.
As of December 31, 2020, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.
Basis of preparation
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs’ subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.